LEASES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
First year	$ 12,031	$ 8,954
Second year	10,650	6,866
Third year	8,926	5,288
Fourth year	5,630	3,424
Fifth year	1,260	1,232
Sixth year and thereafter	24	159
Total	$ 38,521	$ 25,923